Fees Summary	Sep. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 166,980,492
Previously Paid Amount	(0)
Total Fee Amount	25,564.71
Total Offset Amount
Net Fee	$ 25,564.71